CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman ETF Trust (1933 Act File No. 333-261613; 1940 Act File No. 811-23761) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger International Core Equity ETF and Neuberger International Core Equity Premium Income ETF, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement (“Amendment No. 43”) and (b) that Amendment No. 43 was filed electronically.

Dated: February 26, 2026	By: /s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary